Expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Operating expense	R$ (18,111)	R$ (16,316)	R$ (15,209)
Cost of sales	(14,433)	(13,019)	(11,942)
Selling expenses	(3,104)	(2,699)	(2,572)
General and administrative expenses	(574)	(598)	(695)
Cost Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(13,345)	(12,047)	(10,972)
Personnel Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(2,573)	(2,227)	(2,220)
Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(296)	(301)	(389)
Overhead Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(803)	(748)	(653)
Commercial Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(656)	(586)	(514)
Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	R$ (438)	R$ (407)	R$ (461)